Series B Preferred stock: Summary of the Series B Preferred Stock (Details) - USD ($)	Sep. 30, 2025	Aug. 01, 2025	Jun. 30, 2025
Debt Instrument, Unamortized Discount	$ (30,833)	$ (37,000)
Series B Preferred Stock
Series B Preferred stock- 12,850 shares	1,285,000		$ 1,285,000
Debt Instrument, Unamortized Discount	(294,776)		(331,288)
Convertible preferred stock liability - Series B preferred stock, Par value $0.001 per share, 20,000 shares authorized and 12,850 shares issued and outstanding. Stated value of $1,285,000	$ 990,224		$ 953,712